Stock Option Plans - Schedule of below is a summary of stock option activity (Detail) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Beginning balance	222		237,000
Number of options granted		89		89,000		78,000
Ending balance	6,000	237,000		222	237,000
Number of options, Exercisable	4,000	101,000		116	101,000
Weighted Average Exercise Price, Exercised	$ 1,074.4	$ 32.92		$ 30.7
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Beginning balance			2,781,064
Number of options, Options assumed from Kintara upon merger closing			6,345
Forfeited			(249,961)
Number of options, Exercised			(180,689)
Number of options granted			4,047,059
Ending balance		2,781,064	6,403,818		2,781,064
Number of options, Exercisable			2,270,626
Beginning balance			$ 2.97
Weighted Average Exercise Price, Options assumed from Kintara upon merger closing			1,074.4
Weighted Average Exercise Price, Forfeited and canceled			3.53
Weighted Average Exercise Price, Exercised			2.66
Weighted Average Exercise Price, Granted			4.76
Ending balance		$ 2.97	5.11		$ 2.97
Weighted Average Exercise Price, Exercisable			$ 5.83
Weighted Average Contractual Life, Options assumed from Kintara upon merger closing			6 years 10 months 28 days
Weighted Average Contractual Life, Outstanding			7 years 5 months 8 days		4 years 5 months 4 days
Weighted Average Contractual Life, Exercisable			3 years 3 months 18 days